November 26, 2012

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Opportunistic Fixed Income Fund

Supplement to Summary and Statutory Prospectus

dated March 1, 2012

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation.  David Leduc, CFA, David Horsfall, CFA and Raman Srivastava, CFA are the fund's primary portfolio managers, positions they have held since October 2010, October 2010 and November 2012, respectively. Mr. Leduc is Chief Investment Officer at Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation. Mr. Horsfall is Co-Deputy Chief Investment Officer and a Senior Portfolio Manager at Standish.  Mr. Srivastava is Co-Deputy Chief Investment Officer and Managing Director of global fixed income at Standish.  Messrs. Leduc, Horsfall and Srivastava also are employees of The Dreyfus Corporation.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

David Leduc, CFA, David Horsfall, CFA and Raman Srivastava, CFA are the fund's primary portfolio managers, positions they have held since October 2010, October 2010 and November 2012, respectively.  Mr. Leduc is Chief Investment Officer at Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, where he is responsible for overseeing the management of all single and multi-sector taxable bond portfolios and strategies.  Prior to becoming Chief Investment Officer at Standish in October 2010, Mr. Leduc was Managing Director of Global Fixed Income and Senior Portfolio Manager responsible for overseeing the management of all non-U.S. and global bond strategies. He has been employed by both Standish and Dreyfus since 1995.  Mr. Horsfall is Co-Deputy Chief Investment Officer and Senior Portfolio Manager at Standish.  Together with Messrs. Leduc and Srivastava, Mr. Horsfall is responsible for overseeing the management of multi-sector and absolute return fixed income strategies at Standish.  Mr. Horsfall also serves as the head of Standish's Fiduciary Committee and is a senior member of Standish's Counterparty Risk Committee.  Prior to being promoted to Deputy Chief Investment Officer in September 2008, Mr. Horsfall was Head of Active Fixed Income Trading at Standish.  He has been employed by Standish since 1989.  Mr. Srivastava is Co-Deputy Chief Investment Officer and Managing Director of Global Fixed Income at Standish.  Together with Messrs. Leduc and Horsfall, Mr. Srivastava is responsible for overseeing the management of multi-sector and absolute return fixed income strategies at Standish.  Prior to joining Standish, he was Managing Director and portfolio manager for global fixed income, multi-sector fixed income and absolute return strategies at Putnam Investments.  He has been employed by Standish since October 2012 and by Dreyfus since November 2012.

November 26, 2012

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus International Bond Fund

Supplement to Summary and Statutory Prospectus

dated March 1, 2012

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation.  David Leduc, CFA, Brendan Murphy, CFA and Raman Srivastava, CFA are the fund's primary portfolio managers, positions they have held since August 2006, May 2011 and November 2012, respectively. Mr. Leduc is Chief Investment Officer at Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation. Mr. Murphy is a Senior Portfolio Manager of Global Fixed Income at Standish. Mr. Srivastava is Co-Deputy Chief Investment Officer and Managing Director of Global Fixed Income at Standish.  Messrs. Leduc, Murphy and Srivastava also are employees of The Dreyfus Corporation.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

David Leduc, CFA, Brendan Murphy, CFA and Raman Srivastava, CFA are the fund's primary portfolio managers, positions they have held since August 2006, May 2011 and November 2012, respectively.  Mr. Leduc is Chief Investment Officer at Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, where he is responsible for overseeing the management of all single and multi-sector taxable bond portfolios and strategies.  Prior to becoming Chief Investment Officer at Standish in October 2010, Mr. Leduc was Managing Director of Global Fixed Income and Senior Portfolio Manager responsible for overseeing the management of all non-U.S. and global bond strategies. He has been employed by both Standish and Dreyfus since 1995.  Mr. Murphy is a Senior Portfolio Manager of Global Fixed Income responsible for working with the Global Fixed Income Team at Standish to formulate portfolio strategy and assist with developed market country and global currency research.  Prior to becoming a portfolio manager in 2009, Mr. Murphy was a senior trader responsible for trading developed and emerging market non-dollar securities as well as all foreign currencies.  He has been employed by Standish since 2005 and by Dreyfus since December 2009.  Mr. Srivastava is Co-Deputy Chief Investment Officer and Managing Director of Global Fixed Income at Standish and has responsibilities for overseeing the management of multi-sector and absolute return fixed income strategies at Standish.  Prior to joining Standish, he was Managing Director and portfolio manager for global fixed income, multi-sector fixed income and absolute return strategies at Putnam Investments.  He has been employed by Standish since October 2012 and by Dreyfus since November 2012.

November 26, 2012

DREYFUS INVESTMENT FUNDS

- Dreyfus/Standish Global Fixed Income Fund

Supplement to Summary and Statutory Prospectus

dated May 1, 2012

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation.  David Leduc, CFA, Brendan Murphy, CFA and Raman Srivastava, CFA are the fund's primary portfolio managers, positions they have held since August 2006, May 2011 and November 2012, respectively. Mr. Leduc is Chief Investment Officer at Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation. Mr. Murphy is a Senior Portfolio Manager of Global Fixed Income at Standish. Mr. Srivastava is Co-Deputy Chief Investment Officer and Managing Director of Global Fixed Income at Standish.  Messrs. Leduc, Murphy and Srivastava also are employees of The Dreyfus Corporation.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

David Leduc, CFA, Brendan Murphy, CFA and Raman Srivastava, CFA are the fund's primary portfolio managers, positions they have held since August 2006, May 2011 and November 2012, respectively.  Mr. Leduc is Chief Investment Officer at Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, where he is responsible for overseeing the management of all single and multi-sector taxable bond portfolios and strategies.  Prior to becoming Chief Investment Officer at Standish in October 2010, Mr. Leduc was Managing Director of Global Fixed Income and Senior Portfolio Manager responsible for overseeing the management of all non-U.S. and global bond strategies. He has been employed by both Standish and Dreyfus since 1995.  Mr. Murphy is a Senior Portfolio Manager of Global Fixed Income responsible for working with the Global Fixed Income Team at Standish to formulate portfolio strategy and assist with developed market country and global currency research.  Prior to becoming a portfolio manager in 2009, Mr. Murphy was a senior trader responsible for trading developed and emerging market non-dollar securities as well as all foreign currencies.  He has been employed by Standish since 2005 and by Dreyfus since December 2009.  Mr. Srivastava is Co-Deputy Chief Investment Officer and Managing Director of Global Fixed Income at Standish.  He is responsible for overseeing the management of multi-sector and absolute return fixed income strategies at Standish.  Prior to joining Standish, he was Managing Director and portfolio manager for global fixed income, multi-sector fixed income and absolute return strategies at Putnam Investments.  He has been employed by Standish since October 2012 and by Dreyfus since November 2012.

November 26, 2012

The Dreyfus/Laurel Funds, Inc.

- Dreyfus Opportunistic Fixed Income Fund

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus International Bond Fund

DREYFUS INVESTMENT FUNDS

- Dreyfus/Standish Global Fixed Income Fund

Supplement to Statement of Additional Information

dated January 1, 2012 as revised or amended February 1, 2012, March 1, 2012,

May 1, 2012, June 18, 2012, July 30, 2012, October 1, 2012 and November 1, 2012

The following information supplements and should be read in conjunction with the information contained in the section of the funds' Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, unless otherwise indicated:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

Raman Srivastava[1]	4	$2.2B	8	$3.6B	18	$7.0B

1 Mr. Srivastava is a primary portfolio manager of the fund effective November 26, 2012.  As a result, his information is as of October 31, 2012.

 The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts

Raman Srivastava[1]	None	N/A	N/A

1 Mr. Srivastava is a primary portfolio manager of the fund effective November 26, 2012.  As a result, his information is as of October 31, 2012.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year:

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

Raman Srivastava[1]	DIBF	None
	DOFIF	None
	D/SGFIF	None

1 Mr. Srivastava is a primary portfolio manager of the fund effective November 26, 2012.  As a result, his information is as of October 31, 2012.